Finance Lease Obligations - Summary of Finance Obligations (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Finance lease obligations
Minimum finance lease payments payable	$ 485	$ 521
Effect of discounting	(247)	(273)
Present value of minimum lease payments	238	248
Less: current portion included in accounts payable and accrued liabilities	(8)	(6)
Present value of minimum lease payments, noncurrent	230	242
Within 1 Year [member]
Finance lease obligations
Minimum finance lease payments payable	30	30
2 to 3 Years [member]
Finance lease obligations
Minimum finance lease payments payable	59	60
4 to 5 Years [member]
Finance lease obligations
Minimum finance lease payments payable	59	59
Over 5 Years [member]
Finance lease obligations
Minimum finance lease payments payable	$ 337	$ 372